WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Summary of Outstanding Warrants

The following table provides a summary of the Company's outstanding warrants:

	September 30, 2024	December 31, 2023
Liability classified warrants:
Junior Note Warrants	$859,315	$550,000
Public Warrants	417,770	417,770
Total liability-classified warrants outstanding	$1,277,085	$967,770

Equity classified warrants:
June 2023 Senior Note Warrants	$335,210	$335,210
Pre-Funded Warrants	837,116	-
August 2024 Warrants Issued with Junior Notes	19,892	-
Total equity-classified warrants outstanding	$1,192,218	$335,210

Junior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Nine Months Ended September 30, 2024	Year Ended December 31, 2023
Common Stock Warrants:
Stock price	$0.03 - 0.51	$0.15 - 0.18
Expected term (in years)	4.2 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 76.9%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Common Stock Warrant [Member] | Junior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Issuance Date
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%
The aggregate fair value of the Junior Note Warrants of $2,668,169 was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Upon Issuance	As of December 31, 2023
Common Stock Warrants:
Stock price	$0.18	$0.15
Expected term (in years)	5.0	4.9
Expected volatility	66.3%	66.3%
Risk-free interest rate	4.1%	3.8%
Expected dividend yield	0.0%	0.0%

Common Stock Warrant [Member] | Senior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%